Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.2%
General Motors Co.	147,686	4,931,236

Banks 3.8%
Citigroup, Inc.	563,780	41,950,870
Fifth Third Bancorp	253,657	7,216,541
JPMorgan Chase & Co.	138,211	18,293,608
MGIC Investment Corp.	240,001	3,309,614
Regions Financial Corp.	934,021	14,542,707
		85,313,340

Capital Goods 5.6%
Allison Transmission Holdings, Inc.	645,390	28,526,238
AMETEK, Inc.	173,032	16,810,059
Carlisle Cos., Inc.	49,904	7,796,502
Curtiss-Wright Corp.	23,205	3,374,703
Dover Corp.	165,513	18,843,655
HEICO Corp.	57,329	7,018,790
Lockheed Martin Corp.	14,634	6,265,108
Masco Corp.	152,227	7,233,827
Oshkosh Corp.	188,769	16,241,685
Spirit AeroSystems Holdings, Inc., Class A	105,345	6,881,135
Teledyne Technologies, Inc. *	11,723	4,279,598
		123,271,300

Commercial & Professional Services 1.2%
ASGN, Inc. *	74,888	5,069,169
Cintas Corp.	12,933	3,607,919
ManpowerGroup, Inc.	17,495	1,600,617
Robert Half International, Inc.	228,288	13,279,513
TransUnion	24,851	2,278,837
		25,836,055

Consumer Durables & Apparel 1.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	84,504	7,367,058
NIKE, Inc., Class B	31,236	3,008,027
Sony Corp. ADR	88,343	6,199,912
Tempur Sealy International, Inc. *	141,321	12,947,830
		29,522,827

Consumer Services 3.3%
Hilton Worldwide Holdings, Inc.	365,517	39,402,732
International Game Technology plc	671,606	9,059,965
Starbucks Corp.	173,996	14,760,081
Wyndham Destinations, Inc.	219,693	10,661,701
		73,884,479

Security	Number of Shares	Value ($)
Diversified Financials 4.6%
Ameriprise Financial, Inc.	180,978	29,935,571
Capital One Financial Corp.	269,781	26,924,144
Credit Suisse Group AG ADR *	250,131	3,154,152
Discover Financial Services	143,175	10,756,738
Morgan Stanley	365,557	19,104,009
Synchrony Financial	339,745	11,011,135
T. Rowe Price Group, Inc.	13,049	1,742,433
		102,628,182

Energy 3.5%
Chevron Corp.	242,329	25,963,129
ConocoPhillips	451,814	26,851,306
HollyFrontier Corp.	160,266	7,199,149
Valero Energy Corp.	197,847	16,680,480
		76,694,064

Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	106,122	17,070,785
Sysco Corp.	32,921	2,704,131
The Kroger Co.	87,772	2,357,556
Walmart, Inc.	71,514	8,187,638
		30,320,110

Food, Beverage & Tobacco 4.0%
Campbell Soup Co.	372,165	18,009,064
General Mills, Inc.	173,492	9,059,752
Monster Beverage Corp. *	99,679	6,638,622
Nestle S.A. ADR	136,034	14,999,109
PepsiCo, Inc.	144,716	20,552,566
Philip Morris International, Inc.	68,006	5,624,096
The JM Smucker Co.	57,058	5,911,780
Tyson Foods, Inc., Class A	87,673	7,244,420
		88,039,409

Health Care Equipment & Services 6.6%
Anthem, Inc.	60,390	16,020,259
Cardinal Health, Inc.	83,141	4,257,651
Edwards Lifesciences Corp. *	34,197	7,518,553
HCA Healthcare, Inc.	107,978	14,987,346
Hill-Rom Holdings, Inc.	282,113	30,042,213
Hologic, Inc. *	434,420	23,250,158
McKesson Corp.	172,939	24,662,831
Medtronic plc	196,335	22,664,912
UnitedHealth Group, Inc.	12,775	3,480,549
		146,884,472

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Household & Personal Products 0.6%
The Procter & Gamble Co.	54,241	6,759,513
Unilever N.V.	102,824	5,992,583
		12,752,096

Insurance 3.7%
MetLife, Inc.	773,965	38,473,800
The Allstate Corp.	377,825	44,787,376
		83,261,176

Materials 2.9%
Axalta Coating Systems Ltd. *	485,975	14,000,940
BHP Group plc ADR	128,027	5,560,213
CF Industries Holdings, Inc.	221,162	8,908,405
Reliance Steel & Aluminum Co.	177,842	20,416,262
RPM International, Inc.	45,093	3,218,287
The Sherwin-Williams Co.	16,255	9,053,872
WestRock Co.	100,000	3,900,000
		65,057,979

Media & Entertainment 9.1%
Activision Blizzard, Inc.	196,503	11,491,495
Alphabet, Inc., Class A *	61,329	87,870,965
Alphabet, Inc., Class C *	9,569	13,724,147
Altice USA, Inc., Class A *	435,786	11,923,105
Facebook, Inc., Class A *	228,098	46,055,267
Live Nation Entertainment, Inc. *	138,429	9,435,321
Take-Two Interactive Software, Inc. *	71,992	8,973,083
Tencent Holdings Ltd. ADR	134,940	6,464,975
Zynga, Inc., Class A *	995,777	5,994,578
		201,932,936

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
Alexion Pharmaceuticals, Inc. *	273,501	27,183,264
Biogen, Inc. *	41,136	11,059,414
Gilead Sciences, Inc.	231,999	14,662,337
Jazz Pharmaceuticals plc *	135,540	19,429,659
Johnson & Johnson	147,135	21,903,987
Merck & Co., Inc.	101,324	8,657,122
Novartis AG ADR	425,360	40,200,774
Roche Holding AG ADR	114,207	4,773,853
		147,870,410

Real Estate 3.1%
American Tower Corp.	132,189	30,633,479
Boston Properties, Inc.	249,834	35,813,704
Prologis, Inc.	20,821	1,933,854
		68,381,037

Retailing 6.0%
Amazon.com, Inc. *	43,440	87,258,797
AutoZone, Inc. *	6,995	7,400,430
Booking Holdings, Inc. *	3,095	5,665,552
eBay, Inc.	423,897	14,225,983
Target Corp.	55,109	6,102,771
The Home Depot, Inc.	50,196	11,449,708
		132,103,241

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.5%
Broadcom, Inc.	56,411	17,214,381
Intel Corp.	700,630	44,791,276
Lam Research Corp.	47,405	14,136,645
Qorvo, Inc. *	41,727	4,417,220
QUALCOMM, Inc.	235,496	20,090,164
		100,649,686

Software & Services 14.4%
Adobe, Inc. *	8,555	3,004,003
Amdocs Ltd.	333,439	23,990,936
Automatic Data Processing, Inc.	40,802	6,993,055
Cadence Design Systems, Inc. *	198,692	14,327,680
Genpact Ltd.	585,838	25,935,048
Mastercard, Inc., Class A	58,290	18,416,143
MAXIMUS, Inc.	232,853	16,707,203
Microsoft Corp.	783,100	133,307,113
Oracle Corp.	359,865	18,874,919
Synopsys, Inc. *	64,733	9,548,765
VeriSign, Inc. *	131,475	27,365,206
Visa, Inc., Class A	105,461	20,983,575
		319,453,646

Technology Hardware & Equipment 7.2%
Apple, Inc.	407,707	126,189,394
HP, Inc.	389,039	8,294,311
Jabil, Inc.	321,587	12,506,518
Keysight Technologies, Inc. *	129,697	12,060,524
		159,050,747

Telecommunication Services 0.7%
AT&T, Inc.	198,940	7,484,123
Verizon Communications, Inc.	120,389	7,155,922
		14,640,045

Transportation 0.4%
SkyWest, Inc.	36,811	2,030,863
Southwest Airlines Co.	54,761	3,010,760
United Airlines Holdings, Inc. *	40,263	3,011,672
		8,053,295

Utilities 4.7%
Exelon Corp.	793,828	37,778,274
IDACORP, Inc.	114,857	12,885,807
NRG Energy, Inc.	850,368	31,370,076
Portland General Electric Co.	265,230	16,311,645
UGI Corp.	142,308	5,918,590
		104,264,392
Total Common Stock
(Cost $1,678,206,924)		2,204,796,160

Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (a)	17,943,598	17,943,598
Total Other Investment Company
(Cost $17,943,598)		17,943,598

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	70	11,284,000	(187,635)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,204,796,160	$—	$—	$2,204,796,160
Other Investment Company[1]	17,943,598	—	—	17,943,598
Liabilities
Futures Contracts[2]	(187,635)	—	—	(187,635)
Total	$2,222,552,123	$—	$—	$2,222,552,123
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.2%
General Motors Co.	54,300	1,813,077

Banks 11.9%
Australia & New Zealand Banking Group Ltd.	398,189	6,778,118
CIT Group, Inc.	98,467	4,500,927
Citigroup, Inc.	330,136	24,565,420
Fifth Third Bancorp	63,993	1,820,601
JPMorgan Chase & Co.	206,173	27,289,058
MGIC Investment Corp.	488,053	6,730,251
Popular, Inc.	76,800	4,297,728
Regions Financial Corp.	911,618	14,193,892
The PNC Financial Services Group, Inc.	36,830	5,471,096
Wells Fargo & Co.	39,812	1,868,775
		97,515,866

Capital Goods 7.4%
ACS Actividades de Construccion y Servicios S.A.	47,000	1,562,611
Allison Transmission Holdings, Inc.	321,049	14,190,366
Builders FirstSource, Inc. *	197,776	4,903,856
Carlisle Cos., Inc.	16,370	2,557,485
CITIC Ltd.	1,679,000	1,898,591
Cummins, Inc.	12,597	2,015,142
Dover Corp.	80,358	9,148,758
Illinois Tool Works, Inc.	5,715	1,000,011
Lockheed Martin Corp.	9,138	3,912,161
Masco Corp.	257,934	12,257,024
Oshkosh Corp.	28,029	2,411,615
Spirit AeroSystems Holdings, Inc., Class A	25,424	1,660,696
W.W. Grainger, Inc.	9,960	3,014,593
		60,532,909

Commercial & Professional Services 2.3%
ManpowerGroup, Inc.	142,059	12,996,978
RELX plc	165,778	4,398,392
Robert Half International, Inc.	27,474	1,598,163
		18,993,533

Consumer Durables & Apparel 0.2%
Hanesbrands, Inc.	112,318	1,545,496

Consumer Services 4.1%
Extended Stay America, Inc.	440,959	5,697,190
Hilton Worldwide Holdings, Inc.	38,410	4,140,598
International Game Technology plc	490,473	6,616,481
Sands China Ltd.	307,200	1,481,412
Security	Number of Shares	Value ($)
Starbucks Corp.	129,677	11,000,500
Wyndham Destinations, Inc.	97,809	4,746,671
		33,682,852

Diversified Financials 7.6%
Affiliated Managers Group, Inc.	26,927	2,150,121
Ameriprise Financial, Inc.	45,734	7,564,861
Capital One Financial Corp.	167,675	16,733,965
Discover Financial Services	37,254	2,798,893
Evercore, Inc., Class A	42,004	3,218,346
Legg Mason, Inc.	41,777	1,635,570
Morgan Stanley	226,119	11,816,979
Navient Corp.	328,522	4,724,146
Synchrony Financial	253,852	8,227,343
T. Rowe Price Group, Inc.	15,396	2,055,828
UBS Group AG *	130,767	1,624,076
		62,550,128

Energy 6.8%
Chevron Corp.	246,724	26,434,009
ConocoPhillips	69,816	4,149,165
CVR Energy, Inc.	57,086	1,975,746
Exxon Mobil Corp.	268,269	16,664,870
Helmerich & Payne, Inc.	52,381	2,124,050
HollyFrontier Corp.	28,159	1,264,902
Valero Energy Corp.	32,396	2,731,307
		55,344,049

Food & Staples Retailing 0.4%
Koninklijke Ahold Delhaize N.V.	95,014	2,331,781
The Kroger Co.	32,288	867,256
		3,199,037

Food, Beverage & Tobacco 4.6%
Campbell Soup Co.	153,815	7,443,108
Coca-Cola Consolidated, Inc.	1,123	304,119
Flowers Foods, Inc.	207,041	4,457,593
General Mills, Inc.	46,689	2,438,099
Ingredion, Inc.	10,793	949,784
Nestle S.A.	29,673	3,272,712
PepsiCo, Inc.	70,890	10,067,798
Philip Morris International, Inc.	42,441	3,509,871
The JM Smucker Co.	47,367	4,907,695
		37,350,779

Health Care Equipment & Services 4.7%
Cardinal Health, Inc.	99,501	5,095,446
HCA Healthcare, Inc.	23,836	3,308,437
Hill-Rom Holdings, Inc.	21,723	2,313,282
Hologic, Inc. *	11,651	623,562

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
McKesson Corp.	65,604	9,355,786
Medtronic plc	156,129	18,023,532
		38,720,045

Household & Personal Products 2.0%
Kimberly-Clark Corp.	37,641	5,391,697
The Procter & Gamble Co.	85,905	10,705,481
		16,097,178

Insurance 6.6%
Allianz SE	7,989	1,907,321
Allianz SE ADR *(a)	6	86
Aviva plc	2,414,119	12,651,165
First American Financial Corp.	42,059	2,606,817
MetLife, Inc.	358,458	17,818,947
The Allstate Corp.	162,809	19,299,379
		54,283,715

Materials 3.9%
BHP Group plc	199,422	4,340,739
CF Industries Holdings, Inc.	28,039	1,129,411
Commercial Metals Co.	39,330	808,231
LyondellBasell Industries N.V., Class A	31,806	2,476,415
NewMarket Corp.	23,311	10,247,982
PPG Industries, Inc.	35,418	4,244,493
Reliance Steel & Aluminum Co.	49,126	5,639,665
Steel Dynamics, Inc.	109,032	3,257,876
		32,144,812

Media & Entertainment 1.7%
Activision Blizzard, Inc.	16,225	948,838
Altice USA, Inc., Class A *	121,000	3,310,560
Cinemark Holdings, Inc.	49,907	1,572,570
Meredith Corp. (b)	129,979	3,905,869
Sinclair Broadcast Group, Inc., Class A	31,981	956,871
Take-Two Interactive Software, Inc. *	23,952	2,985,377
The Interpublic Group of Cos., Inc.	10,331	234,514
		13,914,599

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Alexion Pharmaceuticals, Inc. *	24,547	2,439,726
Amgen, Inc.	7,262	1,568,955
Biogen, Inc. *	7,106	1,910,448
Gilead Sciences, Inc.	91,816	5,802,771
Johnson & Johnson	115,725	17,227,981
Novartis AG	11,522	1,088,462
Novo Nordisk A/S, Class B	33,659	2,048,879
Pfizer, Inc.	160,512	5,977,467
Regeneron Pharmaceuticals, Inc. *	9,204	3,110,400
Roche Holding AG	43,579	14,619,375
		55,794,464

Real Estate 7.9%
Alexander & Baldwin, Inc.	144,845	3,166,312
American Tower Corp.	37,833	8,767,419
Boston Properties, Inc.	73,706	10,565,755
Brixmor Property Group, Inc.	165,595	3,305,276
Colony Capital, Inc.	245,021	1,144,248
Corporate Office Properties Trust	52,002	1,548,100
EPR Properties	21,000	1,498,770
First Industrial Realty Trust, Inc.	148,901	6,358,073
Gaming & Leisure Properties, Inc.	101,415	4,792,366
Prologis, Inc.	43,432	4,033,964
Security	Number of Shares	Value ($)
PS Business Parks, Inc.	37,269	6,244,794
Retail Properties of America, Inc., Class A	36,696	445,856
Sabra Health Care REIT, Inc.	538,352	11,574,568
SITE Centers Corp.	77,203	981,250
		64,426,751

Retailing 0.8%
Best Buy Co., Inc.	34,440	2,916,724
Target Corp.	15,026	1,663,979
The Home Depot, Inc.	8,988	2,050,163
		6,630,866

Semiconductors & Semiconductor Equipment 3.2%
Broadcom, Inc.	11,549	3,524,293
Intel Corp.	262,105	16,756,373
QUALCOMM, Inc.	53,811	4,590,616
Texas Instruments, Inc.	13,032	1,572,311
		26,443,593

Software & Services 1.8%
Amdocs Ltd.	32,321	2,325,496
Microsoft Corp.	25,988	4,423,937
Oracle Corp.	84,199	4,416,238
VeriSign, Inc. *	15,729	3,273,834
		14,439,505

Technology Hardware & Equipment 3.3%
Apple, Inc.	12,054	3,730,834
Cisco Systems, Inc.	213,184	9,800,068
HP, Inc.	495,196	10,557,579
Jabil, Inc.	70,596	2,745,478
		26,833,959

Telecommunication Services 3.3%
AT&T, Inc.	287,013	10,797,429
BT Group plc	174,075	369,900
CenturyLink, Inc.	381,478	5,210,990
Telephone & Data Systems, Inc.	28,040	635,947
Verizon Communications, Inc.	174,248	10,357,301
		27,371,567

Transportation 0.5%
Delta Air Lines, Inc.	65,717	3,663,066

Utilities 7.5%
AES Corp.	106,354	2,112,190
Exelon Corp.	421,896	20,078,031
IDACORP, Inc.	48,280	5,416,533
NRG Energy, Inc.	345,364	12,740,478
Portland General Electric Co.	270,096	16,610,904
UGI Corp.	115,893	4,819,990
		61,778,126
Total Common Stock
(Cost $692,936,121)		815,069,972

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets

Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 1.51% (c)	3,887,100	3,887,100
Total Other Investment Company
(Cost $3,887,100)		3,887,100
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
JPMorgan Chase Bank
0.95%, 02/03/20 (d)	2,628,956	2,628,956
Total Short-Term Investment
(Cost $2,628,956)		2,628,956
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,708,170.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$359,021,877	$—	$—	$359,021,877
Banks	90,737,748	6,778,118	—	97,515,866
Capital Goods	57,071,707	3,461,202	—	60,532,909
Commercial & Professional Services	14,595,141	4,398,392	—	18,993,533
Consumer Services	32,201,440	1,481,412	—	33,682,852
Diversified Financials	60,926,052	1,624,076	—	62,550,128
Food & Staples Retailing	867,256	2,331,781	—	3,199,037
Food, Beverage & Tobacco	34,078,067	3,272,712	—	37,350,779
Insurance	39,725,143	14,558,486	86	54,283,715
Materials	27,804,073	4,340,739	—	32,144,812
Pharmaceuticals, Biotechnology & Life Sciences	38,037,748	17,756,716	—	55,794,464
Other Investment Company[1]	3,887,100	—	—	3,887,100
Short-Term Investment[1]	—	2,628,956	—	2,628,956
Total	$758,953,352	$62,632,590	$86	$821,586,028
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 100.0% of net assets

Banks 1.1%
MGIC Investment Corp.	107,752	1,485,900
Regions Financial Corp.	35,943	559,633
		2,045,533

Capital Goods 5.7%
Allison Transmission Holdings, Inc.	59,865	2,646,033
Curtiss-Wright Corp.	3,977	578,375
Dover Corp.	8,206	934,253
Lockheed Martin Corp.	4,578	1,959,933
Masco Corp.	23,616	1,122,232
MasTec, Inc. *	33,010	1,906,328
Oshkosh Corp.	15,639	1,345,580
Spirit AeroSystems Holdings, Inc., Class A	6,919	451,949
		10,944,683

Commercial & Professional Services 1.0%
Cintas Corp.	4,133	1,152,983
Robert Half International, Inc.	13,890	807,981
		1,960,964

Consumer Durables & Apparel 0.9%
NIKE, Inc., Class B	4,654	448,180
Sony Corp. ADR	19,026	1,335,245
		1,783,425

Consumer Services 2.3%
Hilton Worldwide Holdings, Inc.	22,691	2,446,090
International Game Technology plc	28,304	381,821
Starbucks Corp.	18,135	1,538,392
		4,366,303

Diversified Financials 1.5%
MSCI, Inc.	2,063	589,605
OneMain Holdings, Inc.	16,986	719,697
T. Rowe Price Group, Inc.	11,395	1,521,574
		2,830,876

Energy 0.9%
Chevron Corp.	3,597	385,383
ConocoPhillips	23,478	1,395,297
		1,780,680

Food & Staples Retailing 0.3%
The Kroger Co.	17,321	465,242

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.2%
Campbell Soup Co.	20,481	991,076
Flowers Foods, Inc.	47,352	1,019,489
Monster Beverage Corp. *	5,928	394,805
Nestle S.A. ADR	5,748	633,774
PepsiCo, Inc.	21,511	3,054,992
		6,094,136

Health Care Equipment & Services 6.4%
Edwards Lifesciences Corp. *	6,963	1,530,885
HCA Healthcare, Inc.	6,292	873,330
Hill-Rom Holdings, Inc.	17,103	1,821,298
Hologic, Inc. *	47,240	2,528,285
McKesson Corp.	5,742	818,867
Medtronic plc	4,792	553,188
Omnicell, Inc. *	5,483	445,658
Steris plc	3,801	572,773
UnitedHealth Group, Inc.	8,162	2,223,737
Veeva Systems, Inc., Class A *	4,949	725,573
		12,093,594

Household & Personal Products 0.2%
Unilever N.V.	7,199	419,558

Materials 1.3%
Axalta Coating Systems Ltd. *	40,641	1,170,867
Berry Global Group, Inc. *	14,718	625,810
Reliance Steel & Aluminum Co.	5,965	684,782
		2,481,459

Media & Entertainment 12.1%
Alphabet, Inc., Class A *	7,293	10,449,265
Altice USA, Inc., Class A *	45,215	1,237,082
Comcast Corp., Class A	6,285	271,449
Discovery, Inc., Class A *	17,560	513,806
Facebook, Inc., Class A *	26,851	5,421,485
Live Nation Entertainment, Inc. *	11,849	807,628
Netflix, Inc. *	665	229,485
Nintendo Co. Ltd	7,275	333,922
Take-Two Interactive Software, Inc. *	17,688	2,204,632
Tencent Holdings Ltd. ADR	17,936	859,314
Zynga, Inc., Class A *	106,490	641,070
		22,969,138

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Alexion Pharmaceuticals, Inc. *	25,918	2,575,990
Amgen, Inc.	3,727	805,218
Biogen, Inc. *	4,776	1,284,028
Jazz Pharmaceuticals plc *	9,278	1,330,001
Medpace Holdings, Inc. *	10,998	940,879
Novartis AG ADR	18,757	1,772,724
Novo Nordisk A/S ADR	19,292	1,173,532

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	1,502	507,586
Roche Holding AG ADR	53,720	2,245,496
		12,635,454

Real Estate 3.8%
American Tower Corp.	10,290	2,384,605
Boston Properties, Inc.	10,466	1,500,301
First Industrial Realty Trust, Inc.	31,535	1,346,544
Gaming & Leisure Properties, Inc.	21,349	1,008,847
Sabra Health Care REIT, Inc.	48,848	1,050,232
		7,290,529

Retailing 9.8%
Amazon.com, Inc. *	6,250	12,554,500
Best Buy Co., Inc.	14,403	1,219,790
Target Corp.	15,379	1,703,070
The Home Depot, Inc.	14,050	3,204,805
		18,682,165

Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	6,339	1,934,409
Intel Corp.	5,825	372,392
Lam Research Corp.	2,802	835,585
NVIDIA Corp.	3,612	853,985
QUALCOMM, Inc.	21,193	1,807,975
Teradyne, Inc.	14,853	980,150
Texas Instruments, Inc.	2,574	310,553
Xilinx, Inc.	9,234	780,088
		7,875,137

Software & Services 25.6%
Accenture plc, Class A	2,673	548,526
Adobe, Inc. *	4,504	1,581,535
Akamai Technologies, Inc. *	5,190	484,486
Amdocs Ltd.	13,887	999,170
Autodesk, Inc. *	5,852	1,151,966
Cadence Design Systems, Inc. *	30,423	2,193,802
Fortinet, Inc. *	16,806	1,938,740
Genpact Ltd.	52,732	2,334,446
Intuit, Inc.	4,665	1,307,973
Manhattan Associates, Inc. *	20,272	1,732,445
Mastercard, Inc., Class A	10,405	3,287,356
MAXIMUS, Inc.	16,964	1,217,167
Microsoft Corp.	99,364	16,914,734
Oracle Corp.	17,656	926,057
Security	Number of Shares	Value ($)
PayPal Holdings, Inc. *	3,902	444,399
ServiceNow, Inc. *	3,483	1,178,055
SS&C Technologies Holdings, Inc.	34,789	2,192,055
Synopsys, Inc. *	10,879	1,604,761
VeriSign, Inc. *	14,565	3,031,559
Visa, Inc., Class A	18,315	3,644,136
		48,713,368

Technology Hardware & Equipment 11.9%
Apple, Inc.	59,247	18,337,539
Cisco Systems, Inc.	39,937	1,835,904
Jabil, Inc.	39,835	1,549,183
Keysight Technologies, Inc. *	10,295	957,332
		22,679,958

Transportation 0.9%
Southwest Airlines Co.	11,999	659,705
Union Pacific Corp.	5,663	1,016,055
		1,675,760

Utilities 0.4%
Exelon Corp.	7,471	355,545
NRG Energy, Inc.	13,037	480,935
		836,480
Total Common Stock
(Cost $123,234,306)		190,624,442
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Citibank
0.95%, 02/03/20 (a)	127,657	127,657
Total Short-Term Investment
(Cost $127,657)		127,657
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$190,624,442	$—	$—	$190,624,442
Short-Term Investment[1]	—	127,657	—	127,657
Total	$190,624,442	$127,657	$—	$190,752,099
[1]	As categorized in Portfolio Holdings.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 2.2%
American Axle & Manufacturing Holdings, Inc. *	144,894	1,338,820
Cooper Tire & Rubber Co.	94,887	2,513,557
Dana, Inc.	377,555	5,818,122
Gentherm, Inc. *	52,506	2,421,052
Superior Industries International, Inc.	118,420	378,944
		12,470,495

Banks 11.4%
Amalgamated Bank, Class A	26,263	452,774
Banner Corp.	43,681	2,251,756
Boston Private Financial Holdings, Inc.	145,189	1,655,155
ConnectOne Bancorp, Inc.	23,171	547,067
Customers Bancorp, Inc. *	96,559	2,064,431
Essent Group Ltd.	76,724	3,806,278
Financial Institutions, Inc.	113,439	3,495,056
First BanCorp	789,952	7,322,855
First Defiance Financial Corp.	49,862	1,465,444
First Financial Corp.	81,229	3,389,686
First Foundation, Inc.	49,449	815,908
Flagstar Bancorp, Inc.	149,665	5,274,195
Hilltop Holdings, Inc.	301,313	6,821,726
International Bancshares Corp.	121,296	4,779,062
Investors Bancorp, Inc.	34,494	416,860
Metropolitan Bank Holding Corp. *	3,800	186,770
MGIC Investment Corp.	196,620	2,711,390
MMA Capital Holdings, Inc. *	7,320	224,578
NMI Holdings, Inc., Class A *	91,617	2,924,415
OFG Bancorp	296,171	5,837,530
Radian Group, Inc.	225,579	5,524,430
Republic Bancorp, Inc., Class A	40,737	1,706,880
Timberland Bancorp, Inc.	5,076	142,940
		63,817,186

Capital Goods 11.0%
AAR Corp.	14,746	627,885
Albany International Corp., Class A	44,463	3,102,184
Atkore International Group, Inc. *	194,048	7,703,706
AZZ, Inc.	15,989	659,706
Builders FirstSource, Inc. *	109,622	2,718,078
Columbus McKinnon Corp.	6,856	239,891
Commercial Vehicle Group, Inc. *	132,702	662,183
Ducommun, Inc. *	29,488	1,206,944
EMCOR Group, Inc.	94,297	7,748,385
Encore Wire Corp.	13,426	729,166
Foundation Building Materials, Inc. *	104,722	1,867,193
Generac Holdings, Inc. *	22,020	2,281,052
Gibraltar Industries, Inc. *	57,500	3,134,900
GMS, Inc. *	34,481	921,332
Great Lakes Dredge & Dock Corp. *	58,277	610,160
H&E Equipment Services, Inc.	35,376	959,043
Security	Number of Shares	Value ($)
Hillenbrand, Inc.	93,425	2,712,128
MasTec, Inc. *	68,795	3,972,911
Moog, Inc., Class A	57,967	5,194,423
Mueller Industries, Inc.	25,702	749,727
Navistar International Corp. *	24,702	904,587
Park-Ohio Holdings Corp.	15,370	451,878
Quanex Building Products Corp.	76,432	1,354,375
Rexnord Corp. *	99,942	3,263,106
SPX Corp. *	52,476	2,574,997
Universal Forest Products, Inc.	17,787	851,997
Watts Water Technologies, Inc., Class A	44,867	4,473,689
		61,675,626

Commercial & Professional Services 2.7%
Barrett Business Services, Inc.	13,393	1,109,342
Herman Miller, Inc.	32,904	1,271,740
Insperity, Inc.	24,425	2,134,012
Knoll, Inc.	97,554	2,415,437
McGrath RentCorp	29,071	2,247,770
Steelcase, Inc., Class A	16,711	310,992
Tetra Tech, Inc.	6,104	522,502
TriNet Group, Inc. *	73,998	4,222,326
UniFirst Corp.	4,876	994,363
		15,228,484

Consumer Durables & Apparel 4.0%
Crocs, Inc. *	86,861	3,292,900
Culp, Inc.	6,937	87,614
Deckers Outdoor Corp. *	10,558	2,015,628
Helen of Troy Ltd. *	6,632	1,253,780
Installed Building Products, Inc. *	71,682	5,313,787
La-Z-Boy, Inc.	13,065	400,312
M/I Homes, Inc. *	43,247	1,919,734
Malibu Boats, Inc., Class A *	63,754	2,791,788
Rocky Brands, Inc.	27,480	745,807
Taylor Morrison Home Corp. *	80,308	2,078,371
TopBuild Corp. *	8,978	1,028,071
Universal Electronics, Inc. *	6,929	343,193
YETI Holdings, Inc. *	27,214	989,501
		22,260,486

Consumer Services 3.1%
Bloomin' Brands, Inc.	92,040	1,911,671
Boyd Gaming Corp.	88,339	2,636,919
Collectors Universe, Inc.	97,880	2,403,933
Everi Holdings, Inc. *	316,597	3,957,462
International Game Technology plc	103,981	1,402,704
K12, Inc. *	172,134	2,778,243
Red Robin Gourmet Burgers, Inc. *	6,654	218,717
SeaWorld Entertainment, Inc. *	64,722	2,230,320
		17,539,969

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 3.1%
Banco Latinoamericano de Comercio Exterior, S.A., Class E	26,779	539,865
Cohen & Steers, Inc.	4,380	324,032
Enova International, Inc. *	186,544	4,674,793
Navient Corp.	504,660	7,257,011
On Deck Capital, Inc. *	187,809	766,261
PRA Group, Inc. *	18,060	638,601
Regional Management Corp. *	94,852	2,613,172
Stifel Financial Corp.	7,846	507,558
		17,321,293

Energy 2.4%
Archrock, Inc.	141,196	1,178,987
Ardmore Shipping Corp. *	100,987	621,070
CVR Energy, Inc.	31,175	1,078,967
Dorian LPG Ltd. *	100,938	1,324,306
Evolution Petroleum Corp.	37,613	189,569
Kosmos Energy Ltd.	567,851	2,901,719
Matrix Service Co. *	180,489	3,631,439
Penn Virginia Corp. *	23,238	496,596
World Fuel Services Corp.	43,254	1,692,096
		13,114,749

Food & Staples Retailing 0.1%
Natural Grocers by Vitamin Cottage, Inc.	48,594	439,776

Food, Beverage & Tobacco 2.4%
Coca-Cola Consolidated, Inc.	19,142	5,183,845
John B. Sanfilippo & Son, Inc.	28,383	2,392,687
Sanderson Farms, Inc.	13,652	1,879,744
The Boston Beer Co., Inc., Class A *	1,995	710,978
The Simply Good Foods Co. *	146,950	3,375,441
		13,542,695

Health Care Equipment & Services 5.3%
Accuray, Inc. *	249,029	968,723
CONMED Corp.	22,347	2,272,243
Haemonetics Corp. *	16,849	1,809,414
HMS Holdings Corp. *	13,909	379,994
Integer Holdings Corp. *	95,305	8,139,047
Invacare Corp.	70,627	543,122
Lantheus Holdings, Inc. *	85,869	1,503,566
National Research Corp.	4,804	325,087
Natus Medical, Inc. *	166,421	5,207,313
NextGen Healthcare, Inc. *	26,328	364,906
Novocure Ltd. *	11,188	911,374
NuVasive, Inc. *	14,354	1,106,981
Surmodics, Inc. *	8,746	344,505
Tandem Diabetes Care, Inc. *	39,984	3,040,383
Tenet Healthcare Corp. *	8,422	266,472
Varex Imaging Corp. *	82,694	2,286,489
		29,469,619

Household & Personal Products 0.7%
Inter Parfums, Inc.	1,676	115,828
Lifevantage Corp. *	38,360	628,337
Medifast, Inc. (a)	34,215	3,306,196
		4,050,361

Security	Number of Shares	Value ($)
Insurance 1.9%
American Equity Investment Life Holding Co.	74,794	1,975,309
Crawford & Co., Class B	13,796	110,230
Employers Holdings, Inc.	23,841	1,016,819
Hallmark Financial Services, Inc. *	10,023	172,396
National General Holdings Corp.	101,850	2,217,274
National Western Life Group, Inc., Class A	6,826	1,815,716
Selective Insurance Group, Inc.	48,199	3,193,184
		10,500,928

Materials 4.4%
Balchem Corp.	11,634	1,256,705
Cabot Corp.	15,591	621,301
Commercial Metals Co.	87,184	1,791,631
Innospec, Inc.	20,481	2,063,051
Kaiser Aluminum Corp.	32,070	3,211,810
Koppers Holdings, Inc. *	64,512	2,024,387
Materion Corp.	33,490	1,818,507
Minerals Technologies, Inc.	31,027	1,679,492
Orion Engineered Carbons S.A.	217,269	3,411,123
PolyOne Corp.	17,085	566,880
Ryerson Holding Corp. *	299,251	3,067,323
Stepan Co.	8,818	869,896
Tronox Holdings plc, Class A *	234,592	1,984,648
		24,366,754

Media & Entertainment 1.9%
IMAX Corp. *	101,718	1,682,416
Liberty Latin America Ltd., Class A *	226,525	3,778,437
Meredith Corp. (a)	28,227	848,221
Sinclair Broadcast Group, Inc., Class A	106,394	3,183,308
Yelp, Inc. *	38,136	1,243,234
		10,735,616

Pharmaceuticals, Biotechnology & Life Sciences 14.4%
ACADIA Pharmaceuticals, Inc. *	38,356	1,531,939
Affimed N.V. *	180,950	474,089
Agenus, Inc. *	61,421	229,715
Akcea Therapeutics, Inc. *(a)	61,985	1,070,481
Amicus Therapeutics, Inc. *	139,850	1,236,274
ANI Pharmaceuticals, Inc. *	41,544	2,575,728
Anika Therapeutics, Inc. *	35,165	1,445,633
Arena Pharmaceuticals, Inc. *	43,551	1,989,845
Arrowhead Pharmaceuticals, Inc. *	28,185	1,181,233
BioDelivery Sciences International, Inc. *	470,773	2,471,558
BioSpecifics Technologies Corp. *	39,267	2,319,894
CareDx, Inc. *	15,812	382,018
Catalyst Pharmaceuticals, Inc. *	304,624	1,252,005
Coherus Biosciences, Inc. *	255,924	4,616,869
Collegium Pharmaceutical, Inc. *	60,227	1,211,466
Corcept Therapeutics, Inc. *	70,880	898,050
Eagle Pharmaceuticals, Inc. *	41,578	2,237,728
Emergent BioSolutions, Inc. *	127,728	7,036,535
Enanta Pharmaceuticals, Inc. *	6,783	349,596
Endo International plc *	99,520	564,278
Esperion Therapeutics, Inc. *(a)	57,336	3,100,731
FibroGen, Inc. *	64,321	2,691,834
Halozyme Therapeutics, Inc. *	86,443	1,640,688
Horizon Therapeutics plc *	144,963	4,999,774
Jounce Therapeutics, Inc. *	127,034	799,044
Lannett Co., Inc. *	69,361	564,598
Lexicon Pharmaceuticals, Inc. *	110,285	340,781
Medpace Holdings, Inc. *	67,562	5,779,929
Pacira BioSciences, Inc. *	80,395	3,474,672
PDL BioPharma, Inc. *	589,124	1,938,218

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pfenex, Inc. *	62,067	665,358
Prestige Consumer Healthcare, Inc. *	61,901	2,510,705
Puma Biotechnology, Inc. *	152,814	1,201,118
Radius Health, Inc. *	69,376	1,218,243
Repligen Corp. *	31,260	3,138,191
Retrophin, Inc. *	71,159	1,100,118
Seres Therapeutics, Inc. *	100,245	326,799
Supernus Pharmaceuticals, Inc. *	65,468	1,497,253
Syneos Health, Inc. *	78,830	4,837,009
Vanda Pharmaceuticals, Inc. *	46,481	592,633
Veracyte, Inc. *	77,329	2,029,886
Vericel Corp. *	29,910	490,524
Voyager Therapeutics, Inc. *	54,418	600,230
		80,613,270

Real Estate 7.6%
Alexander & Baldwin, Inc.	306,106	6,691,477
Alexander's, Inc.	4,067	1,312,340
Braemar Hotels & Resorts, Inc.	36,395	290,432
Cedar Realty Trust, Inc.	197,520	513,552
CoreCivic, Inc.	203,418	3,244,517
CorEnergy Infrastructure Trust, Inc.	50,691	2,311,510
EastGroup Properties, Inc.	25,891	3,522,988
First Industrial Realty Trust, Inc.	198,282	8,466,641
Global Medical REIT, Inc.	99,169	1,447,867
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	85,401	2,911,320
Lexington Realty Trust	83,164	920,626
Newmark Group, Inc., Class A	175,840	2,069,637
Office Properties Income Trust	32,957	1,121,527
Paramount Group, Inc.	271,134	3,812,144
Piedmont Office Realty Trust, Inc., Class A	24,578	569,964
PS Business Parks, Inc.	10,174	1,704,755
Sabra Health Care REIT, Inc.	70,920	1,524,780
		42,436,077

Retailing 2.1%
1-800-Flowers.com, Inc., Class A *	119,511	1,815,372
Asbury Automotive Group, Inc. *	3,997	385,511
Funko, Inc., Class A *	48,089	722,778
Group 1 Automotive, Inc.	21,414	2,157,889
Lithia Motors, Inc., Class A	10,851	1,471,830
Rent-A-Center, Inc.	52,440	1,527,577
RH *	3,211	670,296
Sally Beauty Holdings, Inc. *	184,058	2,825,290
Sleep Number Corp. *	6,328	326,461
		11,903,004

Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc. *	4,918	377,751
Diodes, Inc. *	30,622	1,581,320
Enphase Energy, Inc. *	50,641	1,596,204
Inphi Corp. *	29,258	2,222,438
Lattice Semiconductor Corp. *	114,173	2,123,618
NeoPhotonics Corp. *	307,193	2,343,883
Synaptics, Inc. *	10,278	685,440
Xperi Corp.	383,170	6,165,205
		17,095,859

Software & Services 8.4%
Agilysys, Inc. *	54,288	1,764,360
Alarm.com Holdings, Inc. *	13,779	605,312
Box, Inc., Class A *	43,528	654,226
CACI International, Inc., Class A *	24,263	6,488,897
Cardtronics plc, Class A *	37,921	1,706,445
Security	Number of Shares	Value ($)
ChannelAdvisor Corp. *	76,481	715,862
Cornerstone OnDemand, Inc. *	87,474	5,143,471
Digital Turbine, Inc. *	31,154	194,401
Ebix, Inc.	42,801	1,473,638
eGain Corp. *	12,269	88,337
EVERTEC, Inc.	134,287	4,508,015
j2 Global, Inc.	39,000	3,738,540
Mitek Systems, Inc. *	342,728	3,345,025
MobileIron, Inc. *	234,672	1,119,385
Perspecta, Inc.	32,519	912,808
Progress Software Corp.	166,275	7,503,991
Qualys, Inc. *	23,465	2,011,889
SPS Commerce, Inc. *	14,006	795,961
Synchronoss Technologies, Inc. *	184,225	1,006,790
Telenav, Inc. *	240,827	1,081,313
Verint Systems, Inc. *	39,885	2,313,330
		47,171,996

Technology Hardware & Equipment 3.2%
Ciena Corp. *	141,884	5,770,422
Itron, Inc. *	5,486	448,480
OSI Systems, Inc. *	53,624	4,640,621
Plantronics, Inc.	32,669	938,254
Sanmina Corp. *	133,989	4,266,210
Viavi Solutions, Inc. *	116,179	1,638,124
		17,702,111

Telecommunication Services 0.5%
Consolidated Communications Holdings, Inc.	65,401	315,887
Telephone & Data Systems, Inc.	100,767	2,285,396
United States Cellular Corp. *	11,918	381,614
		2,982,897

Transportation 2.1%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR *	148,078	1,923,533
Costamare, Inc.	32,638	258,819
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR	103,038	6,258,528
Mesa Air Group, Inc. *	78,124	667,179
Radiant Logistics, Inc. *	402,319	1,943,201
SkyWest, Inc.	14,599	805,427
		11,856,687

Utilities 1.7%
Atlantic Power Corp. *	893,829	2,136,251
Consolidated Water Co., Ltd.	90,546	1,549,242
PNM Resources, Inc.	24,739	1,341,596
Spark Energy, Inc., Class A	301,355	2,859,859
Unitil Corp.	28,157	1,737,006
		9,623,954
Total Common Stock
(Cost $518,690,267)		557,919,892

Other Investment Company 1.5% of net assets

Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 1.51% (b)	8,262,152	8,262,152
Total Other Investment Company
(Cost $8,262,152)		8,262,152

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Australia & New Zealand Banking Group Ltd.
0.95%, 02/03/20 (c)	742,032	742,032
Total Short-Term Investment
(Cost $742,032)		742,032
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,909,280.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$557,919,892	$—	$—	$557,919,892
Other Investment Company[1]	8,262,152	—	—	8,262,152
Short-Term Investment[1]	—	742,032	—	742,032
Total	$566,182,044	$742,032	$—	$566,924,076
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Hedged Equity Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.1% of net assets

Automobiles & Components 0.8%
Dana, Inc.	82,787	1,275,748

Banks 7.3%
CIT Group, Inc.	9,236	422,177
Citigroup, Inc.	47,753	3,553,301
Fifth Third Bancorp	24,794	705,389
First BanCorp	197,147	1,827,553
Flagstar Bancorp, Inc.	9,065	319,451
MGIC Investment Corp.	27,604	380,659
Popular, Inc.	52,307	2,927,100
Radian Group, Inc.	53,054	1,299,292
		11,434,922

Capital Goods 10.1%
Allison Transmission Holdings, Inc.	48,993	2,165,491
Arconic, Inc.	5,469	163,797
BMC Stock Holdings, Inc. *	9,756	284,729
Builders FirstSource, Inc. *(a)	36,837	913,373
Carlisle Cos., Inc.	9,448	1,476,061
Cummins, Inc. (a)	6,077	972,138
Curtiss-Wright Corp.	4,183	608,334
Dover Corp. (a)	23,130	2,633,350
Eaton Corp. plc	2,074	195,931
Gibraltar Industries, Inc. *	7,772	423,729
HEICO Corp. (a)	3,938	482,129
Herc Holdings, Inc. *	17,485	701,498
Lockheed Martin Corp. (a)	3,886	1,663,674
MasTec, Inc. *	29,243	1,688,783
Northrop Grumman Corp.	1,021	382,436
Oshkosh Corp.	1,802	155,044
Rexnord Corp. *	6,940	226,591
Spirit AeroSystems Holdings, Inc., Class A	7,886	515,114
Universal Forest Products, Inc.	3,370	161,423
		15,813,625

Commercial & Professional Services 1.6%
ASGN, Inc. *	6,287	425,567
Clean Harbors, Inc. *	1,689	138,870
Knoll, Inc.	3,242	80,272
McGrath RentCorp	2,904	224,537
RELX plc ADR	18,199	483,001
Robert Half International, Inc.	13,508	785,760
TriNet Group, Inc. *	6,096	347,838
		2,485,845

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.5%
Crocs, Inc. *	11,531	437,140
Sony Corp. ADR	6,512	457,012
Tempur Sealy International, Inc. *(a)	15,149	1,387,952
		2,282,104

Consumer Services 2.7%
Boyd Gaming Corp.	38,010	1,134,598
International Game Technology plc	29,537	398,454
K12, Inc. *	69,675	1,124,555
MGM Resorts International	35,615	1,106,202
Perdoceo Education Corp. *	29,615	526,555
		4,290,364

Diversified Financials 4.8%
Ameriprise Financial, Inc. (a)	3,377	558,590
Capital One Financial Corp. (a)	27,321	2,726,636
Evercore, Inc., Class A (a)	12,768	978,284
LPL Financial Holdings, Inc.	5,566	512,796
Morgan Stanley	5,559	290,513
Navient Corp.	63,989	920,162
OneMain Holdings, Inc.	5,638	238,882
SLM Corp.	9,824	107,278
Synchrony Financial	34,206	1,108,616
T. Rowe Price Group, Inc.	509	67,967
		7,509,724

Energy 3.7%
Cabot Oil & Gas Corp.	18,248	257,114
ConocoPhillips	32,473	1,929,871
Continental Resources, Inc. (a)	9,142	248,845
CVR Energy, Inc. (a)	27,477	950,979
EQT Corp.	10,715	64,826
Helmerich & Payne, Inc.	10,735	435,304
HollyFrontier Corp.	10,133	455,174
NexTier Oilfield Solutions, Inc. *	29,424	151,534
Patterson-UTI Energy, Inc.	34,335	272,620
Phillips 66 (a)	10,345	945,223
Valero Energy Corp.	375	31,616
		5,743,106

Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	2,864	460,703
Koninklijke Ahold Delhaize N.V. ADR	28,638	702,204
		1,162,907

Food, Beverage & Tobacco 1.5%
Coca-Cola Consolidated, Inc.	2,073	561,389
Flowers Foods, Inc.	31,790	684,439
Monster Beverage Corp. *	1,642	109,357

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Philip Morris International, Inc.	1,488	123,058
Sanderson Farms, Inc.	6,135	844,728
		2,322,971

Health Care Equipment & Services 4.2%
Anthem, Inc.	877	232,650
Cardinal Health, Inc.	1,098	56,229
CVS Health Corp. (a)	11,774	798,513
DENTSPLY SIRONA, Inc.	6,928	387,968
HCA Healthcare, Inc. (a)	8,776	1,218,109
Hill-Rom Holdings, Inc. (a)	3,726	396,782
Hologic, Inc. *(a)	28,335	1,516,489
Laboratory Corp. of America Holdings *	341	59,811
Medtronic plc	8,088	933,679
Natus Medical, Inc. *	10,496	328,420
Steris plc	1,769	266,571
Veeva Systems, Inc., Class A *	2,709	397,166
		6,592,387

Household & Personal Products 1.6%
Kimberly-Clark de Mexico SAB de CV ADR *	5,816	60,457
Medifast, Inc. (a)	13,884	1,341,611
The Procter & Gamble Co.	5,233	652,137
Unilever N.V.	8,190	477,313
		2,531,518

Insurance 0.8%
MetLife, Inc.	15,775	784,175
The Allstate Corp. (a)	4,021	476,649
		1,260,824

Materials 2.7%
Alcoa Corp. *(a)	22,004	306,956
Axalta Coating Systems Ltd. *	44,098	1,270,463
Commercial Metals Co.	7,427	152,625
Fortescue Metals Group Ltd. ADR	4,613	68,872
Innospec, Inc.	5,137	517,450
NewMarket Corp.	1,463	643,164
PPG Industries, Inc.	2,809	336,630
Reliance Steel & Aluminum Co.	6,547	751,596
Tronox Holdings plc, Class A *	19,561	165,486
		4,213,242

Media & Entertainment 6.8%
Alphabet, Inc., Class A *(a)	2,915	4,176,554
Altice USA, Inc., Class A *	7,907	216,336
AMC Networks, Inc., Class A *(a)	13,634	498,868
Comcast Corp., Class A (a)	24,937	1,077,029
Facebook, Inc., Class A *(a)	12,674	2,559,007
Live Nation Entertainment, Inc. *(a)	17,469	1,190,687
Sinclair Broadcast Group, Inc., Class A	14,240	426,061
Take-Two Interactive Software, Inc. *	3,660	456,182
		10,600,724

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc. (a)	5,626	455,819
Alexion Pharmaceuticals, Inc. *	5,776	574,077
Alkermes plc *	19,292	335,874
Astellas Pharma, Inc.	10,507	185,133
Biogen, Inc. *(a)	3,509	943,395
Emergent BioSolutions, Inc. *	14,969	824,642
Esperion Therapeutics, Inc. *	5,125	277,160
FibroGen, Inc. *	6,325	264,701
Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	12,762	806,558
Incyte Corp. *(a)	14,292	1,044,316
Jazz Pharmaceuticals plc *(a)	10,109	1,449,125
Johnson & Johnson (a)	14,885	2,215,930
Novartis AG ADR (a)	15,344	1,450,161
Novo Nordisk A/S ADR	6,809	414,192
Roche Holding AG ADR	15,424	644,723
		11,885,806

Real Estate 5.3%
Alexander & Baldwin, Inc.	62,766	1,372,065
American Tower Corp. (a)	6,005	1,391,599
Boston Properties, Inc. (a)	21,365	3,062,673
Colony Capital, Inc.	60,047	280,419
CoreCivic, Inc.	11,806	188,306
First Industrial Realty Trust, Inc.	10,912	465,942
Paramount Group, Inc.	75,572	1,062,542
Prologis, Inc.	3,266	303,346
Ryman Hospitality Properties, Inc.	3,024	257,131
		8,384,023

Retailing 6.7%
Amazon.com, Inc. *(a)	2,994	6,014,108
Best Buy Co., Inc. (a)	13,302	1,126,546
eBay, Inc.	7,802	261,835
Expedia Group, Inc. (a)	10,492	1,137,857
LKQ Corp. *	5,376	175,715
Lowe's Cos., Inc.	1,950	226,668
O'Reilly Automotive, Inc. *(a)	2,370	962,457
Target Corp.	1,242	137,539
The Home Depot, Inc.	2,180	497,258
		10,539,983

Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc. (a)	3,740	1,141,298
Inphi Corp. *	6,461	490,778
Intel Corp. (a)	28,411	1,816,315
Qorvo, Inc. *(a)	7,211	763,357
QUALCOMM, Inc.	8,271	705,599
Xilinx, Inc.	7,690	649,651
Xperi Corp.	41,510	667,896
		6,234,894

Software & Services 11.8%
Amdocs Ltd.	9,146	658,055
Autodesk, Inc. *	3,067	603,739
CACI International, Inc., Class A *(a)	6,324	1,691,291
Cadence Design Systems, Inc. *(a)	18,866	1,360,427
CommVault Systems, Inc. *	3,470	156,219
Cornerstone OnDemand, Inc. *	11,079	651,445
Fortinet, Inc. *	4,787	552,228
Genpact Ltd.	4,586	203,022
Mastercard, Inc., Class A	3,074	971,200
Microsoft Corp.	36,666	6,241,653
Oracle Corp. (a)	25,164	1,319,852
PayPal Holdings, Inc. *(a)	9,971	1,135,597
Progress Software Corp. (a)	13,299	600,184
Synopsys, Inc. *	8,413	1,241,002
Visa, Inc., Class A (a)	4,671	929,389
Wirecard AG	1,317	94,863
		18,410,166

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 8.1%
Apple, Inc. (a)	18,204	5,634,320
Ciena Corp. *	18,289	743,814
Cisco Systems, Inc.	56,439	2,594,501
Jabil, Inc. (a)	46,456	1,806,674
Keysight Technologies, Inc. *	5,343	496,845
Plantronics, Inc.	23,791	683,277
Sanmina Corp. *	14,196	452,001
Zebra Technologies Corp., Class A *	1,274	304,511
		12,715,943

Telecommunication Services 1.3%
CenturyLink, Inc.	37,507	512,346
Iridium Communications, Inc. *	19,161	489,563
Telefonica S.A. ADR	60,383	406,378
Telekomunikasi Indonesia Persero Tbk PT ADR	20,942	577,371
		1,985,658

Transportation 0.6%
JetBlue Airways Corp. *	18,954	375,858
United Airlines Holdings, Inc. *(a)	6,750	504,900
		880,758

Utilities 1.9%
California Water Service Group	5,867	308,370
Exelon Corp. (a)	18,324	872,039
FirstEnergy Corp.	4,071	206,766
NRG Energy, Inc.	38,109	1,405,841
Vistra Energy Corp. (a)	11,098	249,927
		3,042,943
Total Common Stock
(Cost $135,136,615)		153,600,185

Other Investment Company 1.1% of net assets

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (b)	1,791,374	1,791,374
Total Other Investment Company
(Cost $1,791,374)		1,791,374

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at January 31, 2020:

Security	Number of Shares	Value ($)
Short Sales (38.9%) of net assets

Automobiles & Components (0.8%)
Dorman Products, Inc.	17,325	(1,209,285)

Banks (2.3%)
BancorpSouth Bank	21,739	(621,083)
Commerce Bancshares, Inc.	3,419	(231,330)
PennyMac Financial Services, Inc.	12,330	(415,768)
TFS Financial Corp.	23,851	(487,276)
Triumph Bancorp, Inc.	7,840	(305,603)
United Bankshares, Inc.	44,528	(1,527,310)
		(3,588,370)

Capital Goods (6.2%)
Air Lease Corp.	14,263	(612,453)
Axon Enterprise, Inc.	5,751	(441,734)
Cubic Corp.	13,536	(883,766)
Gardner Denver Holdings, Inc.	18,797	(663,722)
Jacobs Engineering Group, Inc.	10,162	(940,290)
SiteOne Landscape Supply, Inc.	7,595	(733,297)
Sunrun, Inc.	23,809	(405,467)
The Boeing Co.	499	(158,817)
Trex Co., Inc.	20,018	(1,966,568)
Trinity Industries, Inc.	62,962	(1,280,018)
Vicor Corp.	16,342	(817,917)
Watsco, Inc.	1,665	(289,577)
Welbilt, Inc.	33,881	(511,264)
		(9,704,890)

Commercial & Professional Services (2.4%)
Equifax, Inc.	10,788	(1,617,121)
Rollins, Inc.	11,834	(449,100)
Stericycle, Inc.	26,838	(1,682,206)
		(3,748,427)

Consumer Durables & Apparel (0.7%)
Callaway Golf Co.	37,398	(801,065)
LGI Homes, Inc.	2,937	(234,197)
		(1,035,262)

Diversified Financials (1.3%)
FirstCash, Inc.	3,282	(285,436)
Virtu Financial, Inc., Class A	87,841	(1,466,066)
WisdomTree Investments, Inc.	59,332	(249,788)
		(2,001,290)

Energy (2.0%)
Concho Resources, Inc.	2,836	(214,912)
Matador Resources Co.	34,443	(505,279)
ONEOK, Inc.	4,931	(369,184)
Targa Resources Corp.	54,152	(1,976,548)
		(3,065,923)

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco (0.8%)
Cal-Maine Foods, Inc.	30,945	(1,104,427)
Hormel Foods Corp.	5,012	(236,867)
		(1,341,294)

Health Care Equipment & Services (1.3%)
Acadia Healthcare Co., Inc.	26,667	(856,811)
Addus HomeCare Corp.	2,148	(202,642)
Avanos Medical, Inc.	1,881	(51,803)
Cantel Medical Corp.	1,229	(79,959)
ICU Medical, Inc.	968	(176,631)
Inspire Medical Systems, Inc.	5,208	(389,558)
Nevro Corp.	1,597	(212,257)
		(1,969,661)

Insurance (0.4%)
Everest Re Group Ltd.	2,546	(704,147)

Materials (2.8%)
Albemarle Corp.	6,142	(493,080)
Freeport-McMoRan, Inc.	18,228	(202,331)
Louisiana-Pacific Corp.	52,719	(1,617,419)
Quaker Chemical Corp.	3,683	(611,452)
The Chemours Co.	58,542	(811,977)
United States Steel Corp.	80,040	(725,963)
		(4,462,222)

Media & Entertainment (2.1%)
DISH Network Corp., Class A	12,840	(471,998)
Netflix, Inc.	3,996	(1,378,980)
World Wrestling Entertainment, Inc., Class A	9,495	(464,116)
Zillow Group, Inc., Class A	20,911	(966,088)
		(3,281,182)

Pharmaceuticals, Biotechnology & Life Sciences (0.4%)
Bluebird Bio, Inc.	4,087	(325,693)
Sage Therapeutics, Inc.	4,112	(272,543)
		(598,236)

Real Estate (2.9%)
Pebblebrook Hotel Trust	67,945	(1,611,655)
Redfin Corp.	24,283	(590,805)
Seritage Growth Properties, Class A REIT	8,096	(297,285)
Washington Real Estate Investment Trust	43,135	(1,313,030)
WP Carey, Inc.	9,448	(794,766)
		(4,607,541)

Retailing (3.3%)
Carvana Co.	5,549	(439,758)
Five Below, Inc.	6,200	(701,964)
GrubHub, Inc.	9,149	(495,418)
Macy's, Inc.	46,424	(740,463)
Ollie's Bargain Outlet Holdings, Inc.	10,953	(580,947)
The Gap, Inc.	59,552	(1,036,800)
Urban Outfitters, Inc.	9,078	(232,397)
Wayfair, Inc., Class A	10,774	(1,009,524)
		(5,237,271)

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment (1.7%)
Advanced Energy Industries, Inc.	15,328	(1,072,040)
Cree, Inc.	5,509	(256,114)
First Solar, Inc.	19,335	(958,629)
Marvell Technology Group Ltd.	18,034	(433,537)
		(2,720,320)

Software & Services (4.9%)
2U, Inc.	8,180	(162,046)
8x8, Inc.	26,277	(489,278)
Appian Corp.	7,852	(400,766)
Coupa Software, Inc.	3,776	(608,502)
Fidelity National Information Services, Inc.	2,041	(293,210)
Guidewire Software, Inc.	11,452	(1,288,350)
LivePerson, Inc.	15,559	(638,075)
LiveRamp Holdings, Inc.	31,818	(1,280,356)
Nutanix, Inc., Class A	9,291	(301,679)
Q2 Holdings, Inc.	2,475	(215,795)
Splunk, Inc.	1,645	(255,403)
Twilio, Inc., Class A	7,074	(879,581)
Varonis Systems, Inc.	9,526	(796,945)
		(7,609,986)

Technology Hardware & Equipment (2.2%)
II-VI, Inc.	25,199	(847,946)
IPG Photonics Corp.	8,414	(1,074,216)
Littelfuse, Inc.	1,421	(251,389)
Novanta, Inc.	13,481	(1,223,131)
		(3,396,682)

Security	Number of Shares	Value ($)
Telecommunication Services (0.4%)
Bandwidth, Inc., Class A	4,287	(304,206)
Vonage Holdings Corp.	39,091	(346,737)
		(650,943)
Total Short Sales
(Proceeds $62,625,768)		(60,932,932)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/20/20	10	1,612,000	(30,269)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$153,600,185	$—	$—	$153,600,185
Other Investment Company[1]	1,791,374	—	—	1,791,374
Liabilities
Futures Contracts[2]	(30,269)	—	—	(30,269)
Short Sales[1]	(60,932,932)	—	—	(60,932,932)
Total	$94,428,358	$—	$—	$94,428,358
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 2.0%
Cochlear Ltd.	61,533	9,800,127
CSL Ltd.	24,766	5,093,589
Sonic Healthcare Ltd.	46,585	976,455
		15,870,171

Belgium 1.0%
Galapagos N.V. *	35,833	8,008,639

Denmark 2.9%
Coloplast A/S, Class B	14,319	1,805,357
Novo Nordisk A/S, Class B	347,623	21,160,386
		22,965,743

Germany 0.7%
Eckert & Ziegler AG	14,569	2,774,864
Fresenius SE & Co. KGaA	61,794	3,155,222
		5,930,086

Hong Kong 0.9%
China Medical System Holdings Ltd.	3,138,000	4,176,420
CSPC Pharmaceutical Group Ltd.	164,000	359,728
Livzon Pharmaceutical Group, Inc., H Shares	355,400	1,218,601
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., H Shares	180,600	1,035,085
		6,789,834

Ireland 5.9%
Horizon Therapeutics plc *	217,311	7,495,056
Medtronic plc	272,314	31,435,928
Steris plc	45,534	6,861,519
		45,792,503

Japan 3.8%
Astellas Pharma, Inc.	46,000	812,825
Daiichi Sankyo Co., Ltd.	6,000	405,463
Hoya Corp.	184,600	17,667,219
NichiiGakkan Co., Ltd.	159,000	2,194,569
Olympus Corp.	119,000	1,922,711
PeptiDream, Inc. *	9,400	444,974
Shionogi & Co., Ltd.	101,000	6,006,884
		29,454,645

New Zealand 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	94,437	1,412,659

Security	Number of Shares	Value ($)
Republic of Korea 0.1%
Seegene, Inc. *	20,851	520,281

Switzerland 8.8%
Lonza Group AG *	9,447	3,879,786
Novartis AG	248,367	23,462,758
Roche Holding AG	103,501	34,721,310
Sonova Holding AG	24,756	6,208,096
		68,271,950

Taiwan 0.1%
TTY Biopharm Co., Ltd.	171,000	440,780

United Kingdom 0.6%
GlaxoSmithKline plc	206,190	4,841,220

United States 72.4%
Abbott Laboratories	287,700	25,070,178
AbbVie, Inc.	374,444	30,337,453
ACADIA Pharmaceuticals, Inc. *	26,167	1,045,110
Agilent Technologies, Inc.	207,967	17,169,755
Alexion Pharmaceuticals, Inc. *	112,440	11,175,412
Amedisys, Inc. *	25,055	4,421,957
Amgen, Inc.	142,567	30,801,600
Anthem, Inc.	47,657	12,642,449
Bio-Techne Corp.	34,005	7,140,030
BioDelivery Sciences International, Inc. *	71,483	375,286
Biogen, Inc. *	37,723	10,141,828
Bristol-Myers Squibb Co.	343,504	21,623,577
Chemed Corp.	7,636	3,566,317
Coherus Biosciences, Inc. *	80,607	1,454,150
CONMED Corp.	10,785	1,096,619
Cutera, Inc. *	26,731	753,280
CVS Health Corp.	41,046	2,783,740
Danaher Corp.	42,260	6,798,366
DENTSPLY SIRONA, Inc.	144,828	8,110,368
Edwards Lifesciences Corp. *	57,102	12,554,446
Eli Lilly & Co.	108,213	15,110,863
Emergent BioSolutions, Inc. *	14,791	814,836
Gilead Sciences, Inc.	307,271	19,419,527
HCA Healthcare, Inc.	71,704	9,952,515
Hill-Rom Holdings, Inc.	73,138	7,788,466
Hologic, Inc. *	273,338	14,629,050
Humana, Inc.	6,749	2,269,284
IDEXX Laboratories, Inc. *	8,303	2,250,196
Incyte Corp. *	126,028	9,208,866
Jazz Pharmaceuticals plc *	57,899	8,299,822
Johnson & Johnson	427,279	63,609,025
Kodiak Sciences, Inc. *	22,600	1,380,182
Lantheus Holdings, Inc. *	21,700	379,967
Magellan Health, Inc. *	5,424	397,091
McKesson Corp.	52,378	7,469,627
Medpace Holdings, Inc. *	4,658	398,492

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Merck & Co., Inc.	600,414	51,299,372
Molina Healthcare, Inc. *	53,320	6,556,760
Natera, Inc. *	109,875	3,846,724
NuVasive, Inc. *	25,675	1,980,056
PDL BioPharma, Inc. *	127,205	418,504
Pfenex, Inc. *	102,454	1,098,307
Pfizer, Inc.	909,929	33,885,756
Stryker Corp.	25,680	5,410,776
Teleflex, Inc.	7,926	2,944,588
Tenet Healthcare Corp. *	60,904	1,927,002
Thermo Fisher Scientific, Inc.	84,504	26,465,808
UnitedHealth Group, Inc.	114,938	31,314,858
Veracyte, Inc. *	41,655	1,093,444
Vertex Pharmaceuticals, Inc. *	39,620	8,995,721
West Pharmaceutical Services, Inc.	13,009	2,028,753
Zimmer Biomet Holdings, Inc.	18,902	2,795,606
Zoetis, Inc.	68,761	9,228,414
		563,730,179
Total Common Stock
(Cost $525,645,548)		774,028,690
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Brown Brothers Harriman
New Zealand Dollar
0.55%, 02/03/20 (a)	3	2
Hong Kong Dollar
1.12%, 02/03/20 (a)	9	1
JPMorgan Chase Bank
U.S. Dollar
0.95%, 02/03/20 (a)	497,873	497,873
Total Short-Term Investments
(Cost $497,876)		497,876
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$609,522,682	$—	$—	$609,522,682
Australia	—	15,870,171	—	15,870,171
Belgium	—	8,008,639	—	8,008,639
Denmark	—	22,965,743	—	22,965,743
Germany	—	5,930,086	—	5,930,086
Hong Kong	—	6,789,834	—	6,789,834
Japan	—	29,454,645	—	29,454,645
New Zealand	—	1,412,659	—	1,412,659
Republic of Korea	—	520,281	—	520,281
Switzerland	—	68,271,950	—	68,271,950
Taiwan	—	440,780	—	440,780
United Kingdom	—	4,841,220	—	4,841,220
Short-Term Investments[1]	—	497,876	—	497,876
Total	$609,522,682	$165,003,884	$—	$774,526,566
[1]	As categorized in Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of January 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Australia 5.8%
Aristocrat Leisure Ltd.	148,075	3,531,466
Australia & New Zealand Banking Group Ltd.	1,025,282	17,452,723
Beach Energy Ltd.	3,649,313	6,365,701
Coca-Cola Amatil Ltd.	1,429,358	11,357,556
Cochlear Ltd.	20,582	3,278,017
QBE Insurance Group Ltd.	741,103	6,746,352
Santos Ltd.	705,932	4,051,638
		52,783,453

Austria 1.0%
BAWAG Group AG *	57,172	2,471,022
Wienerberger AG	240,509	6,823,788
		9,294,810

Brazil 0.4%
YDUQS Part	274,263	3,375,614

Canada 0.8%
Air Canada *	93,690	3,138,339
Alimentation Couche-Tard, Inc., Class B	68,638	2,293,984
Kirkland Lake Gold Ltd.	49,936	2,047,776
		7,480,099

Denmark 3.4%
Novo Nordisk A/S, Class B	313,937	19,109,864
SimCorp A/S	111,803	12,394,116
		31,503,980

Finland 0.8%
Fortum Oyj	193,635	4,685,946
Kemira Oyj	97,125	1,469,252
TietoEVRY Oyj	27,469	898,093
		7,053,291

France 9.2%
Air Liquide S.A.	39,587	5,723,862
Christian Dior SE	17,295	8,101,251
Credit Agricole S.A.	183,725	2,482,150
Gaztransport Et Technigaz S.A.	37,862	3,827,242
Kering S.A.	4,748	2,901,125
L'Oreal S.A.	78,216	21,755,440
LVMH Moet Hennessy Louis Vuitton SE	7,386	3,216,397
Peugeot S.A.	443,959	9,141,226
Schneider Electric SE	92,913	9,265,886
Societe Generale S.A.	229,039	7,411,624
Security	Number of Shares	Value ($)
TOTAL S.A.	156,231	7,606,996
Veolia Environnement S.A.	104,591	3,085,474
		84,518,673

Germany 6.6%
adidas AG	42,091	13,305,556
Allianz SE	108,446	25,890,770
CompuGroup Medical SE	25,701	1,695,969
Deutsche Telekom AG	166,067	2,689,587
HOCHTIEF AG	32,408	3,748,477
Hugo Boss AG	45,639	2,156,062
MTU Aero Engines AG	19,763	5,985,518
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,121	1,215,036
Rational AG	5,231	3,922,875
		60,609,850

Greece 0.5%
Hellenic Telecommunications Organization S.A.	299,053	4,466,238

Hong Kong 4.3%
CITIC Ltd.	7,879,259	8,909,764
CNOOC Ltd.	1,660,000	2,485,082
Lenovo Group Ltd.	4,477,000	2,921,251
Longfor Group Holdings Ltd.	2,699,000	11,390,184
Sunac China Holdings Ltd.	984,000	4,745,894
Tencent Holdings Ltd.	135,506	6,462,305
VTech Holdings Ltd.	105,500	953,584
Yuexiu Property Co., Ltd.	9,504,000	1,902,423
		39,770,487

Italy 2.5%
Assicurazioni Generali S.p.A.	138,974	2,708,001
Eni S.p.A.	180,919	2,534,237
Italgas S.p.A.	1,333,465	8,863,853
Unipol Gruppo S.p.A.	1,638,181	8,340,987
		22,447,078

Japan 22.9%
Advantest Corp.	31,200	1,627,728
Astellas Pharma, Inc.	281,200	4,968,838
Bandai Namco Holdings, Inc.	46,300	2,690,422
Daiwabo Holdings Co., Ltd.	69,200	3,852,502
DMG Mori Co., Ltd.	177,000	2,438,235
Hosiden Corp.	588,600	6,451,505
Hoya Corp.	180,763	17,299,998
Invincible Investment Corp.	20,693	10,453,717
Japan Airlines Co., Ltd.	162,700	4,576,822
Kakaku.com, Inc.	132,700	3,466,707
Kanamoto Co., Ltd.	128,800	3,171,064
Keyence Corp.	10,000	3,361,569
Makino Milling Machine Co., Ltd.	23,000	860,352

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MCUBS MidCity Investment Corp.	4,179	4,904,721
Meitec Corp.	61,000	3,467,584
Mitsubishi Heavy Industries Ltd.	143,000	5,216,264
Mitsubishi UFJ Financial Group, Inc.	3,604,400	18,507,212
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,018,600	6,380,104
Morinaga & Co., Ltd.	73,900	3,547,493
Nihon Unisys Ltd.	74,452	2,270,392
Nishi-Nippon Financial Holdings, Inc.	164,400	1,083,990
Optorun Co. Ltd	54,700	1,431,535
Sankyu, Inc.	165,380	8,154,240
Seino Holdings Co., Ltd.	363,000	4,639,931
Shin-Etsu Chemical Co., Ltd.	56,979	6,516,327
Shionogi & Co., Ltd.	196,419	11,681,842
Showa Denko K.K.	40,000	956,506
Sony Corp.	279,298	19,530,426
Sumco Corp.	153,200	2,342,635
Sumitomo Mitsui Financial Group, Inc.	206,500	7,260,413
Sumitomo Mitsui Trust Holdings, Inc.	109,000	4,018,821
Takuma Co., Ltd.	420,000	4,578,992
Tokyo Electron Ltd.	59,500	13,086,789
Tokyo Steel Manufacturing Co., Ltd.	656,253	4,916,530
Tomy Co., Ltd.	132,900	1,437,439
Toyota Motor Corp.	74,600	5,186,763
Trend Micro, Inc.	55,000	2,873,771
		209,210,179

Mexico 0.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	393,859	2,998,835

Netherlands 6.0%
Airbus SE	22,913	3,365,093
ASM International N.V.	39,819	4,839,062
ASR Nederland N.V.	67,597	2,515,222
Heineken Holding N.V.	163,402	16,058,776
Koninklijke Ahold Delhaize N.V.	854,299	20,965,733
Signify N.V.	89,962	2,998,146
Unilever N.V.	67,063	3,913,271
		54,655,303

New Zealand 1.0%
Spark New Zealand Ltd.	2,991,313	8,959,350

Portugal 0.1%
Sonae SGPS, S.A.	1,303,073	1,213,222

Republic of Korea 0.5%
Samsung Electronics Co., Ltd.	93,239	4,320,042

Singapore 1.2%
DBS Group Holdings Ltd.	388,000	7,147,365
Singapore Exchange Ltd.	640,709	4,064,894
		11,212,259

Spain 3.1%
ACS Actividades de Construccion y Servicios S.A.	229,408	7,627,137
Banco Bilbao Vizcaya Argentaria S.A.	2,605,230	13,486,215
Industria de Diseno Textil S.A.	146,483	4,925,794
Telefonica S.A.	334,163	2,260,180
		28,299,326

Security	Number of Shares	Value ($)
Sweden 1.6%
Evolution Gaming Group AB	131,277	4,054,096
Kungsleden AB	240,111	2,559,016
Mycronic AB	122,144	2,377,326
Sandvik AB	325,924	5,948,663
		14,939,101

Switzerland 11.7%
Cembra Money Bank AG	19,692	2,302,628
Credit Suisse Group AG *	574,644	7,266,343
dormakaba Holding AG *	5,130	3,227,554
Forbo Holding AG	3,884	6,666,010
Geberit AG	2,844	1,500,868
LafargeHolcim Ltd. *	80,197	4,075,675
Nestle S.A.	169,289	18,671,324
Novartis AG	296,858	28,043,610
Roche Holding AG	104,619	35,096,364
		106,850,376

Taiwan 1.1%
Asia Cement Corp.	580,000	862,708
Catcher Technology Co., Ltd.	296,000	2,344,051
Chicony Electronics Co., Ltd.	496,000	1,396,591
Largan Precision Co., Ltd.	22,000	3,417,206
Radiant Opto-Electronics Corp.	554,000	1,900,995
		9,921,551

United Kingdom 14.8%
Ashmore Group plc	665,315	4,758,470
Ashtead Group plc	112,785	3,640,463
Auto Trader Group plc	773,145	5,704,868
Avast plc	360,886	2,026,903
Aviva plc	3,525,961	18,477,761
BHP Group plc	847,414	18,445,321
Drax Group plc	858,598	3,083,878
Dunelm Group plc	219,065	3,356,499
Experian plc	39,562	1,377,073
GlaxoSmithKline plc	543,117	12,752,067
HSBC Holdings plc	300,455	2,184,362
Imperial Brands plc	96,033	2,462,500
Intermediate Capital Group plc	86,683	1,988,020
Man Group plc	2,391,689	4,847,354
Prudential plc	138,461	2,461,888
RELX plc	649,545	17,233,611
Rhi Magnesita N.V.	29,646	1,247,813
Rightmove plc	1,300,919	11,274,464
Segro plc	147,136	1,766,794
Unilever plc	282,089	16,826,982
		135,917,091
Total Common Stock
(Cost $822,438,157)		911,800,208

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52% (a)	2,753,258	2,753,258
Total Other Investment Company
(Cost $2,753,258)		2,753,258
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$571,362,729	$—	$571,362,729
Brazil	3,375,614	—	—	3,375,614
Canada	7,480,099	—	—	7,480,099
Finland	2,367,345	4,685,946	—	7,053,291
Germany	1,695,969	58,913,881	—	60,609,850
Mexico	2,998,835	—	—	2,998,835
Portugal	1,213,222	—	—	1,213,222
Sweden	2,559,016	12,380,085	—	14,939,101
Switzerland	3,227,554	103,622,822	—	106,850,376
United Kingdom	3,083,878	132,833,213	—	135,917,091
Other Investment Company[1]	2,753,258	—	—	2,753,258
Total	$30,754,790	$883,798,676	$—	$914,553,466
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JAN20